Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory1 [Line Items]
Gold and silver bullion	$ 39,157	$ 46,484
In-process inventory	7,984	10,297
Ore stock-pile inventory	71,115	62,695
Materials and supplies	119,799	98,447
Total Inventories	238,055	217,923
Fekola
Inventory1 [Line Items]
Ore stock-pile inventory	44,000	33,000
Otjikoto
Inventory1 [Line Items]
Ore stock-pile inventory	25,000	28,000
Masbate
Inventory1 [Line Items]
Ore stock-pile inventory	$ 2,000	$ 2,000